LONG-TERM DEBT AND OTHER FINANCIAL DEBT (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT AND OTHER FINANCIAL DEBT [Abstract]
Balances of long-term financial debt
Balances of long-term financial debt were as follows:

			At December 31,
			2012			2011
	Financial institution /		Nominal value
Borrower	Other	Due-year (1)	Current	Noncurrent	Total	Total

Ultrapetrol (Bahamas) Ltd.	Private Investors	November 2014	$-	$180,000	$180,000	$180,000
Ultrapetrol (Bahamas) Ltd.	Private Investors	January 2013	80,000	-	80,000	80,000
UP Offshore Apoio Marítimo Ltda.	DVB AG	Through 2016	900	5,950	6,850	7,750
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2016	12,575	29,650	42,225	38,250
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2017	2,000	11,000	13,000	15,000
UP Offshore (Bahamas) Ltd.	DVB SE + Banco Security	Through 2018	3,333	30,833	34,166	37,500
Ingatestone Holdings Inc.	DVB AG	-	5,639	8,161	13,800	15,525
Ingatestone Holdings Inc	Natixis	March 2013	5,175	-	5,175	15,525
UP Offshore Apoio Marítimo Ltda.	BNDES	Through 2027	1,110	14,708	15,818	16,928
Stanyan Shipping Inc.	Natixis	Through 2017	1,108	5,438	6,546	9,303
Hallandale Commercial Corp.	Nordea	April 2013	5,644	-	5,644	7,212
UABL Paraguay	IFC	Through 2020	2,174	20,652	22,826	25,000
UABL Paraguay	OFID	Through 2020	1,304	12,391	13,695	15,000
UABL Barges and others	IFC	Through 2020	3,044	28,913	31,957	35,000
UABL Paraguay and Riverpar	IFC	Through 2021	1,765	13,235	15,000	15,000
UABL Paraguay and Riverpar	OFID	Through 2021	1,176	8,824	10,000	-
Ingatestone Holdings Inc.	DVB SE + NIBC	-	2,084	18,766	20,850	-
At December 31, 2012			$129,031	$388,521	$517,552
At December 31, 2011			$21,504	$491,489		$512,993

  (1)  See the descriptions below.

Aggregate annual future payments due to the long-term financial debt
Aggregate annual future payments due to the long-term financial debt were as follows:

Year ending December 31

2013	$129,031
2014	208,716
2015	24,098
2016	49,091
2017	40,022
Thereafter	66,594
Total	$517,552

9% First Preferred Ship Mortgage Notes due 2014